Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000001720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,424		$ 8,486	$ 10,015	$ 10,407	$ 9,793	$ 8,693	$ 12,188	$ 10,615	$ 12,525	$ 13,648	$ 16,708
C000001723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		9,030	10,679	11,127	10,497	9,342	13,127	11,458	13,559	14,813	18,178
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Accumulated Value	$ 10,000		$ 8,984	$ 10,804	$ 11,544	$ 11,668	$ 11,069	$ 14,650	$ 12,047	$ 14,308	$ 15,959	$ 18,788
Lipper International Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper International Multi‑Cap Value Funds Classification Average